Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Shares Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 7,863	$ 10	$ 1,386,497	$ 5,028,012	$ (9,280,036)	$ (2,857,654)
Balance, shares at Dec. 31, 2020	786,308,041	988,140	169,999,860
Common Stock Issued for Compensation	$ 81			213,719		213,800
Common stock issued for compensation, shares	8,100,000
Common Stock issued for acquisition	$ 90			242,910		243,000
Common stock issued for acquisition, shares	9,000,000
Warrants related to convertible notes				1,583,000		1,583,000
Preferred stock issued to a related party for common stock issuable	$ 0	$ (0)
Preferred stock conversion to common stock, shares	140	(140)
Common stock issued for conversion of convertible debt and accrued interest	$ 2,013			3,711,120		3,713,133
Common stock issued for conversion of convertible debt and accrued interest, shares	201,301,365
Net loss					(7,020,137)	(7,020,137)
Balance at Dec. 31, 2021	$ 10,047	$ 10	$ 1,386,497	10,778,761	(16,300,173)	(4,124,858)
Balance, shares at Dec. 31, 2021	1,004,709,546	988,000	169,999,860
Common stock issued for conversion of convertible debt and accrued interest	$ 4,531			3,184,883		3,189,414
Common stock issued for conversion of convertible debt and accrued interest, shares	453,078,847
Net loss					(3,561,562)	(3,561,562)
Common stock issued with note payable received as debt discount	$ 250			134,750		135,000
Common stock issued with note payable recorded as debt discount, shares	25,000,000
Balance at Mar. 31, 2022	$ 14,828	$ 10	$ 1,386,497	14,098,394	(19,861,735)	(4,362,006)
Balance, shares at Mar. 31, 2022	1,482,788,393	988,000	170,000,000
Balance at Dec. 31, 2021	$ 10,047	$ 10	$ 1,386,497	10,778,761	(16,300,173)	(4,124,858)
Balance, shares at Dec. 31, 2021	1,004,709,546	988,000	169,999,860
Common stock issued for conversion of convertible debt and accrued interest	$ 9,691			7,192,307		7,201,998
Common stock issued for conversion of convertible debt and accrued interest, shares	969,066,832
Net loss					(7,313,035)	(7,313,035)
Common stock issued with note payable received as debt discount	$ 250			134,750		135,000
Common stock issued with note payable recorded as debt discount, shares	25,000,000
Common stock issued for services	$ 15			31,485		31,500
Common stock issued for services, shares	1,500,000
Warrants related to convertible notes				304,000		304,000
Balance at Dec. 31, 2022	$ 20,003	$ 10	$ 1,386,497	18,441,303	(23,613,208)	(3,765,395)
Balance, shares at Dec. 31, 2022	2,000,276,378	988,000	169,999,860
Warrants related to convertible notes				150,000		150,000
Preferred stock issued to a related party for common stock issuable		$ 0	$ (8)	185,008		185,000
Preferred stock conversion to common stock, shares		1,000	(1,000)
Common stock issued for conversion of convertible debt and accrued interest	$ 720			314,280		315,000
Common stock issued for conversion of convertible debt and accrued interest, shares	72,000,000
Net loss					(1,592,557)	(1,592,557)
Common stock issued with note payable recorded as debt discount, shares	25,000,000
Warrants issued for financing costs (ELOC)				163,000		163,000
Common stock issued upon cashless exercise of warrants	$ 671			(671)
Common stock issued upon cashless exercise of warrants	67,164,179
Balance at Mar. 31, 2023	$ 21,394	$ 10	$ 1,386,489	$ 19,252,920	$ (25,205,765)	$ (4,544,952)
Balance, shares at Mar. 31, 2023	2,139,440,557	989,000	169,998,860